LEASES (Details Narrative)			1 Months Ended	9 Months Ended		12 Months Ended
	May 03, 2024 USD ($)	Apr. 18, 2019 ft²	Oct. 31, 2022 USD ($) ft²	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 05, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Area of real estate property | ft²			45,500
Letter of credit			$ 4,100,000						$ 4,100,000
Leasehold improvements				$ 66,000
Lease liabilities				552,000		$ 684,000	$ 35,070,000
Right-of-Use Asset				541,000		670,000	32,781,000
Lease liability and right of use asset						(4,200,000)	(1,600,000)
Past due rent amount	$ 2,300,000
Late fees and interest payment due on rent amount	$ 70,000
Rental payments								$ 4,000,000.0	$ 4,000,000.0
Gain on termination of lease					$ 1,576,000	1,576,000
(Gain) loss on disposal of fixed assets							(1,000)
Weighted average remaining lease term				2 years 4 months 24 days		3 years 1 month 6 days
Weighted average discount rate				11.93%		10.23%
Area of sublease, space currently rented | ft²		999
Percentage of lessee sublease		2.25%
Proceeds from lease payment, operating activity						$ 100,000	100,000
Tenant improvement allowance				$ 50,000
Increase lease Liability				$ 13,000
Sublease Termination Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Gain on termination of lease						1,600,000
(Gain) loss on disposal of fixed assets						$ 500,000
ER Squibb Sons LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Area of real estate property | ft²			45,500
Operating leases monthly base rent			$ 500,000
Letter of credit			4,100,000
Tenant improvement allowance per rentable square foot			190
Tenant improvement allowance			$ 8,600,000
Received amount of tenant improvement allowance							8,600,000
Leasehold improvements							1,600,000
Lease liabilities							34,100,000
Right-of-Use Asset							$ 34,400,000